LEASES (Maturities of Lease Liabilities under Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
LEASES
2021	$ 15,629
2022	10,735
2023	64
2024	0
2025	0
Thereafter	0
Total future lease payments	26,428
Less: imputed interest	635
Total present value of lease liabilities	$ 25,793	$ 11,792
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Total present value of lease liabilities	Total present value of lease liabilities	Total present value of lease liabilities
Weighted average remaining lease term	1 year 10 months 13 days
Weighted average discount rate	4.75%